Debt (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Long-term Debt

As of December 31, 2017, long-term debt was as follows:

			Pesos	Foreign currency
	Rate of interest(1)	Maturity	(thousands)	(thousands)
U.S. dollars
Bonds	Fixed from 1.7% to 9.5% and LIBOR plus 0.35% to 3.65%	Various to 2047	Ps. 1,138,845,231	US$	57,556,097
Purchasing loans	LIBOR plus 0.85%	Various to 2018	25,722,710		1,300,000
Project financing	Fixed from 2.35% to 3.81% and LIBOR plus 0.24% to 1.75%	Various to 2025	64,974,389		3,283,741
Direct loans	Fixed from 5.25% to 5.44% and LIBOR plus 1.65%	Various to 2020	43,141,231		2,180,315
Syndicated loans	LIBOR plus 0.85%	Various to 2020	39,347,774		1,988,597
Bank loans	Fixed from 3.5% to 5.28%	Various to 2023	3,451,629		174,442
Financial leases	Fixed from 0.38% to 1.99%	Various to 2025	7,621,062		385,161
Lease-back (See Financing activities for 2016 l) and m))(4)	Fixed from 0.45% to 0.7%	Various to 2036	32,677,268		1,651,476

Total financing in U.S. dollars			1,355,781,294	US$	68,519,829

Euros
Bonds	Fixed from 1.875% to 5.5%	Various to 2030	287,386,195		€12,097,975
Project financing	Fixed from 2.1% to 5.11%	Various to 2023	11,879,379		500,081

Total financing in Euros			299,265,574		€12,598,056

Japanese yen:
Bonds	Fixed from 0.54% to 3.5% and LIBOR yen plus 0.75%	Various to 2026	30,541,407		¥173,827,018

Pesos
Certificados bursátiles	Mexican Government Treasury Certificates (“Cetes”) , TIIE(1) less 0.06% to 1.35%, and fixed at 7.19% to 9.1%	Various to 2026	Ps. 149,564,918
Direct loans	Fixed at 6.55% and TIIE plus 0.85% to 1.25%	Various to 2025	28,597,423
Syndicated loans	TIIE plus 0.95	Various to 2025	33,646,107

Total financing in pesos			Ps. 211,808,448
Unidades de Inversión Certificados bursátiles
Certificados bursátiles	Zero rate and Fixed at 3.02% to 5.23%	Various to 2035	57,197,211

Other currencies:
Bonds	Fixed from 1.5% to 8.25%	Various to 2025	47,148,936

Total principal in pesos(2)			2,001,742,870
Plus: accrued interest			32,078,624
Notes payable to contractors(3)			4,053,577

Total principal and interest			2,037,875,071
Less: short-term maturities			122,957,558
Current portion of notes payable to contractors(3)			2,173,285
Accrued interest			32,078,624

Total short-term debt and current portion of long-term debt			157,209,467

Long-term debt (Note 16(c))			Ps. 1,880,665,604

As of December 31, 2016, long-term debt was as follows:

	Rate of interest(1)	Maturity	Pesos (thousands)		Foreign currency (thousands)
U.S. dollars
Bonds	Fixed from 3.125% to 9.5% and LIBOR plus 0.35% to 2.02%	Various to 2046		Ps. 1,131,389,914	U.S. $	54,751,738
Purchasing loans	LIBOR plus 0.8% to 0.85%	Various to 2016		2,479,680		120,000
Project financing	Fixed from 2.35% to 5.45% and LIBOR plus 0.01% to 1.71%	Various to 2021		84,711,684		4,099,481
Direct loans	Fixed at 5.44% and LIBOR plus 1.0%	Various to 2018		33,100,587		1,601,848
Syndicated loans	LIBOR plus 0.85%	Various to 2020		41,056,571		1,986,865
Bank loans	Fixed from 3.5% to 5.28%	Various to 2023		4,339,826		210,019
Financial leases	Fixed from 0.38% to 1.99%	Various to 2025		9,559,060		462,595
Lease-back (See Financing activities for 2016 l) and m))(4)	Fixed from 0.45% to 0.7%	Various to 2036		35,513,114		1,718,598

Total financing in U.S. dollars				1,342,150,436	U.S. $	64,951,144

Euros
Bonds	Fixed from 3.125% to 6.375%	Various to 2030		196,317,016		€9,058,388
Project financing	Fixed at 2%	Various to 2016		10,836,200		500,000

Total financing in Euros				207,153,216		€9,558,388

Japanese yen:
Bonds	Fixed at 3.5% and LIBOR yen plus 0.75%	Various to 2023		30,800,746		¥173,809,300
Project financing	Fixed at 1.56% and Prime Rate yen plus 2.56%	Various to 2017		517,286		2,919,056

Total financing in yen				31,318,032		¥176,728,356

Pesos
Certificados bursátiles	Mexican Government Treasury Certificates (“Cetes”) , TIIE(1) less 0.06% to 0.35%, and fixed at 7.19% to 9.15%	Various to 2026	Ps.	173,151,985
Direct loans	Fixed at 6.55% and TIIE plus 0.55% to 1.25%	Various to 2025		45,563,848
Syndicated loans	TIIE plus 0.95	Various to 2025		38,538,961
Revolved loans	TIIE plus 0.55	To 2016		20,000,000

Total financing in pesos			Ps.	277,254,794
Unidades de Inversión Certificados bursátiles

Certificados bursátiles	Zero rate and Fixed at 3.02% to 5.23%	Various to 2035		53,703,421

Other currencies:
Bonds	Fixed from 2.5% to 8.25%	Various to 2022		36,786,665

Total principal in pesos(2)				1,948,366,564
Plus: accrued interest				27,815,467
Notes payable to contractors(3)				6,988,699

Total principal and interest				1,983,170,730
Less: short-term maturities				144,169,619
Current portion of notes payable to contractors(3)				4,181,102
Accrued interest				27,815,467

Total short-term debt and current portion of long-term debt				176,166,188

Long-term debt (Note 16(c))			Ps.	1,807,004,542

Summary of Notes Payable to Contractors
(3)	The total amounts of notes payable to contractors as of December 31, 2017 and 2016, current and long-term, are as follows:

	2017	2016
Total notes payable to contractors(a)(b)	Ps.4,053,577	Ps.6,988,699
Less: current portion of notes payable to contractors	2,173,285	4,181,102

Notes payable to contractors (long-term)	Ps.1,880,292	Ps.2,807,597

(a)	PEMEX has entered into FPWCs pursuant to which the hydrocarbons and construction in progress are property of Pemex Exploration and Production. Pursuant to the FPWC, the contractors manage the work in progress, classified as development, infrastructure and maintenance. As of December 31, 2017 and 2016, PEMEX had an outstanding amount payable of Ps. 1,678,843 and Ps. 3,986,565, respectively.
(b)	During 2007, Pemex-Exploration and Production contracted for the purchase of a Floating Production Storage and Offloading (“FPSO”) vessel. The investment in the vessel totaled U.S. $723,575. As of December 31, 2017 and 2016, the outstanding balances owed to the contractor were Ps. 2,374,734 (U.S. $120,017) and Ps. 3,002,134 (U.S. $145,283), respectively. In accordance with the contract, the estimated future payments are as follows:

Summary of Estimated Future Contract Payments
(b)	During 2007, Pemex-Exploration and Production contracted for the purchase of a Floating Production Storage and Offloading (“FPSO”) vessel. The investment in the vessel totaled U.S. $723,575. As of December 31, 2017 and 2016, the outstanding balances owed to the contractor were Ps. 2,374,734 (U.S. $120,017) and Ps. 3,002,134 (U.S. $145,283), respectively. In accordance with the contract, the estimated future payments are as follows:

Year	Amount
2018	U.S.$	25,267
2019		25,267
2020		25,267
2021		25,267
2022		18,949

Total	U.S $	120,017

Summary of Outstanding Liability Transaction Payable

The outstanding liability for this transaction is payable as follows:

Years	Pesos	U.S. dollars
2018	Ps. 3,957,317	U.S. $	199,999
2019	3,886,037		196,396
2020	3,886,037		196,396
2021	3,886,037		196,396
2022	3,886,037		196,396
2023 and thereafter	39,450,325		1,993,781

	58,951,790		2,979,364
Less: short-term unaccrued interest	2,399,475		121,267
Less: long-term unaccrued interest	23,875,047		1,206,621

Total financing	32,677,268		1,651,476
Less: short-term portion of financing (excluding interest)	1,557,842		78,732

Total long term financing	Ps. 31,119,426	U.S.$	1,572,744

Summary of Foreign Currency Translation
(5)	As of December 31, 2017 and 2016, PEMEX used the following exchange rates to translate the outstanding balances in foreign currencies to pesos in the statement of financial position:

	2017	2016
U.S. dollar	Ps. 19.7867	Ps. 20.6640
Japanese yen	0.1757	0.1772
Pounds sterling	26.7724	25.3051
Euro	23.7549	21.6724
Swiss francs	20.2992	20.1974
Canadian dollar	15.7858	15.2896
Australian dollar	15.4752	14.8842

Summary of Maturities of Long Term Debt Principal Outstanding and Accrued Interest

	2018	2019	2020	2021	2022	2023 and thereafter	Total
Maturity of the total principal outstanding and accrued interest as of December 31, 2017, for each of the years ending December 31.	Ps.157,209,467	Ps.159,403,397	Ps,209,915,748	Ps.185,307,669	Ps.158,761,145	Ps.1,167,277,645	Ps.2,037,875,071

Summary of Changes in Consolidated Debt

The following table presents the roll-forward of total debt of PEMEX for each of the year ended December 31, 2017 and 2016, which includes short and long-term debt:

	2017(i)	2016(i)
Changes in total debt:
At the beginning of the year	Ps.1,983,170,730	Ps.1,493,381,835
Cash flows:
Loans obtained—financing institutions	704,715,468	829,579,084
Loans obtained—financing lease	—	21,924,053
Debt payments	(642,059,819)	(614,987,329)
Interest paid	(108,910,417)	(88,757,428)
Non-cash flows:
Foreign exchange	(16,685,439)	243,182,764
Accrued interest	117,644,548	98,847,751

At the end of the year	Ps.2,037,875,071	Ps.1,983,170,730